Condensed Statements of Comprehensive Loss	12 Months Ended
Jan. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure

	January 31,
	2012	2011
ASSETS
Current assets:
Cash and cash equivalents	$171,046	$197,840
Restricted cash	—	33,367
Auction rate securities	272	72,441
Prepaid expenses and other current assets	3,808	2,242
Total current assets	175,126	305,890
Property and equipment, net	1,564	1,815
Advances to and investments in subsidiaries	343,601	313,960
Other assets	800	1,662
Total assets	$521,091	$623,327
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable and other current liabilities	$27,757	$37,797
Convertible debt obligations	2,195	2,195
Litigation settlement	—	146,150
Total current liabilities	29,952	186,142
Other long-term liabilities	49,631	24,177
Total liabilities	79,583	210,319
Commitments and contingencies
Equity:
Common stock, $0.10 par value—authorized, 600,000,000 shares; issued, 219,708,779 and 204,937,882 shares, respectively; outstanding, 218,636,842 and 204,553,916, respectively	21,971	20,494
Treasury stock, at cost, 1,071,937 and 403,966 shares, respectively	(8,011)	(3,484)
Additional paid-in capital	2,198,870	2,089,501
Accumulated deficit	(1,762,517)	(1,703,791)
Accumulated other comprehensive (loss) income	(8,805)	10,288
Total equity	441,508	413,008
Total liabilities and equity	$521,091	$623,327
See notes to condensed financial statements.

	Fiscal Years Ended January 31,
	2012	2011	2010
Management fees	$—	$—	$60
Selling, general and administrative expenses	(83,406)	(96,696)	(56,692)
Litigation settlement	(4,880)	17,500	—
Loss from operations	(88,286)	(79,196)	(56,632)
Interest income	1,758	1,922	3,271
Interest expense	(14)	(10)	(103)
Other-than-temporary impairment of investments	—	(407)	(6,914)
Other income	29,587	17,184	92
Loss before income taxes	(56,955)	(60,507)	(60,286)
Income tax benefit	1,408	8,712	50,143
Equity in losses of subsidiaries from continuing operations, net of tax	305	6,413	13,147
Net loss from continuing operations	(55,242)	(45,382)	3,004
Loss from discontinued operations, net of tax	(3,484)	(87,724)	(270,408)
Net loss	$(58,726)	$(133,106)	$(267,404)
Weighted average shares outstanding
Basic	208,301,686	205,162,720	204,513,420
Diluted	208,301,686	205,162,720	205,241,178
Loss per share:
Basic
Continuing operations	$(0.27)	$(0.22)	$0.01
Discontinued operations	$(0.01)	$(0.43)	$(1.32)
Basic loss per share	$(0.28)	$(0.65)	$(1.31)
Diluted
Continuing operations	$(0.27)	$(0.22)	$0.01
Discontinued operations	$(0.01)	$(0.43)	$(1.32)
Diluted loss per share	$(0.28)	$(0.65)	$(1.31)
See notes to condensed financial statements.

	Fiscal Years Ended January 31,
	2012	2011	2010
Net loss	$(58,726)	$(133,106)	$(267,404)
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments	2,772	3,491	8,019
Unrealized (loss) gain on available-for-sale securities, net of reclassification adjustments and tax	(21,631)	(7,792)	10,730
Unrealized (loss) gain on cash flow hedges, net of reclassification adjustments and tax	(234)	(37)	3,813
Other comprehensive (loss) income	(19,093)	(4,338)	22,562
Comprehensive loss	$(77,819)	$(137,444)	$(244,842)

	Fiscal Years Ended January 31,
	2012	2011	2010
Net cash used in operating activities	$(139,642)	$(97,062)	$(23,045)
Cash flows from investing activities:
Proceeds from sales and maturities of investments	74,950	57,218	26,370
Proceeds from sale of Verint Systems, Inc. shares of common stock	—	76,475	—
Proceeds from sale of Ulticom, Inc.	—	13,211	—
Purchase of property and equipment	(4)	(84)	(891)
Payments from subsidiaries, net	8,449	75,247	6,150
Net change in restricted cash	33,367	(7,223)	(26,144)
Lending under note receivable with Comverse, Inc.	(1,500)	(7,000)	—
Dividend received from discontinued operations	—	42,399	135,323
Net cash provided by investing activities	115,262	250,243	140,808
Cash flows from financing activities:
Advances under promissory note from Comverse, Inc.	—	—	200,000
Repayment of promissory note to Comverse, Inc.	—	—	(200,000)
Repurchase of convertible debt obligations	—	—	(417,282)
Repurchase of common stock	(4,527)	(1,906)	(359)
Proceeds from exercise of stock options	2,113	—	—
Net cash used in financing activities	(2,414)	(1,906)	(417,641)
Net increase (decrease) in cash and cash equivalents	(26,794)	151,275	(299,878)
Cash and cash equivalents, beginning of year	197,840	46,565	346,443
Cash and cash equivalents, end of year	$171,046	$197,840	$46,565
See notes to condensed financial statements.
BASIS OF PRESENTATION
Comverse Technology, Inc. (the “Parent Company”) is a holding company that conducts substantially all of its business operations through its subsidiaries. Under a parent-only presentation, the Parent Company’s investments in its consolidated subsidiaries are presented under the equity method of accounting. Losses of a subsidiary, if any, are applied against the investment in subsidiary balance and then to the balance of the advances to the subsidiary if the investment in subsidiary balance has been reduced to zero. Accordingly, non-trade advances to subsidiaries and investments in subsidiaries are presented together as “Advances to and investments in subsidiaries” on the condensed balance sheets. These parent-only condensed financial statements should be read in conjunction with Comverse Technology, Inc.’s audited consolidated financial statements included elsewhere in this Current Report.
Comverse
On October 31, 2012, the Parent Company completed its previously announced spin-off of Comverse as an independent, publicly-traded company, accomplished by means of a pro rata distribution of 100% of Comverse's outstanding common shares to Parent Company's shareholders (the “Share Distribution”). Following the Share Distribution, the Parent Company no longer holds any of Comverse's outstanding capital stock.
Immediately prior to the Share Distribution, the Parent Company contributed to Comverse Exalink Ltd. (“Exalink”), its wholly-owned subsidiary. Other than holding certain intellectual property rights, Exalink has no operations. Following the Share Distribution, Comverse and the Parent Company operate independently, and neither have any ownership interest in the other. In order to govern certain ongoing relationships between the Parent Company and Comverse after the Share Distribution and to provide mechanisms for an orderly transition, Parent Company and Comverse entered into agreements relating to the provision of certain services and setting forth certain rights and obligations between them following the Share Distribution, and Parent Company and Comverse agreed, among other things, to indemnify each other against certain liabilities arising from their respective businesses and the services that will be provided under such agreements (see Note 8, Discontinued Operations).
As a result of the Share Distribution, the results of operations of Comverse are included in discontinued operations, less applicable income taxes, as a separate component of net income (loss) in the Parent Company's condensed statements of operations for all periods presented. The net investment in Comverse is included in discontinued operations as separate components to the Parent Company's condensed balance sheets as of all dates presented (see Note 8, Discontinued Operations).
Starhome
On August 1, 2012, the Parent Company, certain other Starhome shareholders and Starhome entered into a Share Purchase Agreement (the “Starhome Share Purchase Agreement”) with Fortissimo Capital Fund II (Israel), L.P., Fortissimo Capital Fund III (Israel), L.P. and Fortissimo Capital Fund III (Cayman), L.P. (collectively, “Fortissimo”) pursuant to which Fortissimo agreed to purchase all of the outstanding share capital of Starhome (the “Starhome Disposition”). On September 19, 2012, the Parent Company, contributed to Comverse its interest in Starhome, including its rights and obligations under the Starhome Share Purchase Agreement. The Starhome Disposition was completed on October 19, 2012.
Under the terms of the Starhome Share Purchase Agreement, Starhome's shareholders received aggregate cash proceeds of approximately $81.3 million, subject to adjustment for fees, transaction expenses and certain taxes. Of this amount, $10.5 million is held in escrow to cover potential post-closing indemnification claims, with $5.5 million being released after 18 months (less any claims made on or prior to such date) and the remainder released after 24 months, in each case, less any claims made on or prior to such dates. Comverse received aggregate net cash consideration (including amounts deposited in escrow at closing) of approximately $37.2 million, after payments that the Parent Company agreed to make to certain other Starhome shareholders of $4.5 million.
The Parent Company and the other Starhome shareholders have made customary representations and warranties and covenants in the Starhome Share Purchase Agreement, including an agreement not to solicit Starhome employees or interfere with Starhome's clients, customers, suppliers, licensors or other business relationships for a period of four years following the closing. the Parent Company has also agreed for a period of four years following the closing (October 19, 2012) that it will not, and will cause its affiliates (other than Verint) not to, create, design, develop or offer for sale any product or service which directly competes with any products or services offered by Starhome, subject to certain limited exceptions.
As a result of the Starhome Disposition the results of operations of Starhome are included in discontinued operations, less applicable income taxes, as a separate component of net loss in the Parent Company's condensed statements of operations for all periods presented. The net investment in Starhome is included in discontinued operations as a separate component to the Parent Company's condensed balance sheets as of all dates presented (see Note 8, Discontinued Operations).
Sale of Ulticom
On December 3, 2010, the Parent Company sold its subsidiary, Ulticom, Inc. to a third party (the “Ulticom Sale”) for an aggregate consideration of up to $17.2 million. As a result of the Ulticom Sale, the results of operations of Ulticom, including the gain on the Ulticom sale of $2.9 million, are reflected in discontinued operations, less applicable income taxes, as a separate component of net loss in the Parent Company’s statements of operations for the fiscal years ended January 31, 2011 and 2010, respectively.
Verint Strategic Alternative Exploration
The Parent Company is exploring all options to maximize the value of its equity interests in Verint for the benefit of the shareholders of both the Parent Company and Verint. The ultimate execution of any alternative will take into account a number of considerations, including, without limitation, tax efficiency and, depending upon the circumstances, the separate recommendation of Verint's directors who are not directors or officers of the Parent Company.
Restrictions on Access to Subsidiary Cash
The Parent Company’s Verint subsidiary has long-term debt outstanding as of January 31, 2012 and 2011 under a credit agreement that contains certain restrictive covenants which, among other things, preclude Verint Systems from paying cash dividends and limit its ability to make asset distributions to its stockholders, including the Parent Company. As the restricted net assets represent a significant portion of the Company’s consolidated net assets, these condensed financial statements have been presented on a “parent-only” basis.
RESTRICTED CASH AND AUCTION RATE SECURITIES
As of January 31, 2011, restricted cash includes proceeds received from sales and redemptions of auction rate securities (“ARS”) (including interest thereon) that were restricted under the terms of the consolidated shareholder class action settlement agreement. In addition, as of January 31, 2011, all ARS were restricted pursuant to such settlement agreement. See Note 3, Investments, and Note 25, Commitments and Contingencies, of the consolidated financial statements for disclosures relating to restrictions on ARS and cash proceeds from the sale and redemption of ARS. As of January 31, 2011, $33.4 million of sales proceeds (including interest thereon) were classified in “Restricted cash.”
During the fourth quarter of the fiscal year ended January 31, 2012, the Parent Company paid all remaining amounts under the settlement agreement using restricted cash received from sales and redemptions of ARS and shares of its common stock and, accordingly, all ARS and remaining cash proceeds received from sales and redemptions of ARS became unrestricted. Accordingly, as of January 31, 2012, there was no restricted cash balance on the Parent Company's condensed balance sheet.
DEBT
As of January 31, 2012 and 2011, the Parent Company had $2.2 million in aggregate principal amount of outstanding convertible debt obligations (the “Convertible Debt Obligations”). During the fiscal year ended January 31, 2010, the Parent Company commenced a tender offer, in accordance with the terms of the indenture, pursuant to which the Parent Company purchased $417.3 million in aggregate principal amount of its Convertible Debt Obligations. Refer to Note 11, Debt, of the consolidated financial statements for a description of the significant provisions of the Convertible Debt Obligations.
COMMITMENTS AND CONTINGENCIES
The Parent Company is a party to various actions. For a more comprehensive discussion, see Note 25, Commitments and Contingencies, of the consolidated financial statements.
Shareholder Class and Derivative Actions
In December, 2009, the Parent Company entered into agreements to settle a shareholder class action and consolidated shareholder derivative actions for an aggregate amount of $174.4 million, including legal fees and expenses of the plaintiffs of $9.4 million, which has been accrued for during the fiscal year ended January 31, 2007. The agreement to settle the consolidated shareholder class action was amended on June 19, 2010. Pursuant to the amendment, CTI agreed to waive certain rights to terminate the settlement in exchange for a deferral of the timing of scheduled payments of the settlement consideration and the right to a credit (the “Opt-out Credit”) in respect of a portion of the settlement funds that would have been payable to a class member that elected not to participate in and be bound by the settlement. Under the settlement agreement of the consolidated shareholder class action, the Parent Company paid the plaintiff class $160.2 million, of which $82.5 million was paid through the issuance of 12,462,236 shares of Parent Company common stock.
Opt-Out Plaintiffs' Action
On December 19, 2011, the Parent Company and the Opt-out plaintiff executed a settlement agreement, pursuant to which the Parent Company paid the plaintiffs approximately $9.5 million on December 28, 2011. On January 3, 2012, the parties filed a notice of dismissal, and on January 4, 2012, the Court dismissed the action.
In connection with this matter, the Parent Company recorded a pre-tax charge of $4.9 million for the fiscal year ended January 31, 2012, representing the amount by which the settlement amount exceeded the Opt-out Credit and certain other credits under the settlement agreement of the consolidated shareholder class action.
SEC Civil Actions
On July 13, 2011, the Parent Company entered into an agreement in principle with the SEC's Division of Enforcement regarding the terms of a settlement of the Section 12(j) administrative proceeding, which terms were subsequently reflected in an Offer of Settlement made on July 26, 2011 and which the SEC accepted on September 8, 2011. Under the terms of the settlement, the SEC's Division of Enforcement agreed to recommend that the SEC resolve the Section 12(j) administrative proceeding against the Parent Company if the Parent Company filed its Quarterly Reports on Form 10-Q for the fiscal quarters ended April 30, 2010, July 31, 2010 and October 31, 2010 by 5:30 p.m. EDT on September 9, 2011 (which reports were filed on July 28, 2011) and its Quarterly Report for the fiscal quarter ended July 31, 2011 on a timely basis (which report was filed timely on September 8, 2011). On September 16, 2011, the SEC ordered termination of the Section 12(j) administrative proceeding and entry of final judgment without the imposition of a remedy under such section. With the entry of final judgment, the Section 12(j) administrative proceeding has been resolved.
Investigation of Alleged Unlawful Payments
On April 7, 2011, the Parent Company entered into a non-prosecution agreement with the DOJ and the SEC submitted a settlement agreement with the Parent Company to the United States District Court for the Eastern District of New York for its approval, which was obtained on April 12, 2011. These agreements resolved allegations that the Parent Company and certain of its foreign subsidiaries violated the books and records and internal controls provisions of the U.S. Foreign Corrupt Practices Act (the "FCPA").
Under the non-prosecution agreement with the DOJ, the Parent Company paid a fine of $1.2 million to the DOJ and agreed to continue to implement improvements in its internal controls and anti-corruption practices and policies. Under its settlement agreement with the SEC, the Parent Company paid approximately $1.6 million in disgorgement and pre-judgment interest and is required under a conduct-based injunction to comply with the books and records and internal controls provisions of the FCPA. The Parent Company recorded charges associated with this matter during the fiscal year ended January 31, 2009.
SALE OF SHARES OF VERINT SYSTEMS’ COMMON STOCK
Effective July 15, 2010, the Parent Company made a demand pursuant to the Original Registration Rights Agreement to have up to 2.8 million shares of Verint Systems’ common stock registered in a registration statement on Form S-1. On January 14, 2011, CTI completed the sale of 2.3 million shares of Verint Systems’ common stock in a secondary public offering for aggregate proceeds net of underwriting discounts and commissions of $76.5 million. The sale of shares of Verint Systems’ common stock was accounted for as an equity transaction. As a result, for the fiscal year ended January 31, 2011, the Parent Company increased “Additional paid-in capital” by $52.2 million, increased “Accumulated other comprehensive income” by $2.6 million and reduced investments in subsidiaries by $4.5 million. See Note 24, Related Party Transactions, Sale of Shares of Verint Systems’ Common Stock, of the consolidated financial statements for a more detailed discussion.
PERPETUAL PREFERRED STOCK OF SUBSIDIARY
On May 25, 2007, the Parent Company entered into an agreement with its subsidiary, Verint Systems, to purchase an aggregate of 293,000 shares of Verint Systems’ Series A Convertible Perpetual Preferred Stock (the “preferred stock”) for an aggregate purchase price of $293.0 million. See Note 24, Related Party Transactions, Verint’s Series A Convertible Perpetual Preferred Stock, of the consolidated financial statements for a more comprehensive discussion, including the terms of the preferred stock.
ULTICOM’S SPECIAL CASH DIVIDENDS
In December 2010, Ulticom, Inc. paid a special cash dividend in the aggregate amount of $64.1 million to its shareholders of which the Parent Company received $42.4 million and the remaining amount was paid to Ulticom, Inc.’s minority shareholders. The special cash dividend was paid immediately prior to the Ulticom Sale.
In April 2009, Ulticom, Inc. paid a special cash dividend of $199.6 million to its shareholders, of which the Parent Company received $135.3 million and the remaining amount was paid to Ulticom, Inc.’s minority shareholders.
See Note 24, Related Party Transactions, Ulticom’s 2010 Special Cash Dividend and Ulticom’s 2009 Special Cash Dividend and Stock Option Modification, of the consolidated financial statements for further disclosure relating to Ulticom’s special cash dividends.
DISCONTINUED OPERATIONS
Comverse was a wholly-owned subsidiary prior to the completion of the Share Distribution on October 31, 2012. Starhome was a majority-owned subsidiary prior to the completion of the Starhome Disposition on October 19, 2012 and Ulticom, Inc. was a majority-owned publicly-traded subsidiary of the Parent Company prior to its sale on December 3, 2010. For a more comprehensive discussion of the Comverse distribution, Starhome Disposition and Ulticom Sale, see Note 18, Discontinued Operations, of the consolidated financial statements.
The equity in losses of Comverse, Starhome and Ulticom, net of tax, and the gain on the sale of Ulticom, net of tax of $2.9 million, are reflected in discontinued operations, less applicable income taxes, as a separate component of net loss in the Parent Company’s statements of operations for the fiscal years ended January 31, 2012, 2011 and 2010, respectively.
The amounts included in discontinued operations were as follows:

	Fiscal Years Ended January 31,
	2012	2011	2010
	(in thousands)
Equity in losses of discontinued operations, net of tax	$(3,484)	$(90,651)	$(270,408)
Gain on sale of discontinued operation, net of tax	—	2,927	—
Loss from discontinued operation, net of tax	$(3,484)	$(87,724)	$(270,408)